S000097969 [Member] Investment Strategy - Man Active Trend Enhanced ETF	Dec. 11, 2025
Prospectus [Line Items]
Strategy [Heading]	Risk/Return Summary: Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in two complementary investment strategies: an active, trend-following strategy (the “Trend-Following Strategy”) and an equity strategy (the “Equity Strategy”). AHL Partners LLP, the Fund’s sub‑adviser (the “Sub‑Adviser”), employs a quantitative model to identify investment opportunities across a wide range of global markets. The Fund will target a 100% exposure to each of its Trend-Following Strategy and Equity Strategy. The Trend-Following Strategy involves investing in derivative instruments, including futures and forwards contracts and options, and equity securities to achieve long and short exposures to global developed and emerging market equity and fixed-income securities, indices, currencies, and commodities, as applicable. The Equity Strategy primarily consists of investing in U.S. equity securities (i.e., common stocks of U.S. issuers), U.S. equity exchange-traded funds (“ETFs”), and/or futures contracts on U.S. equity indices. The Fund will hold U.S. Treasury securities, cash and cash equivalents as collateral for the Fund’s investments in derivatives, as well as to generate incremental income. The Fund is non‑diversified, which means that it may invest a greater percentage of its assets than a diversified ETF in the securities of a limited number of issuers.
In implementing the Fund’s investment strategy, the Sub‑Adviser believes that financial markets exhibit certain persistent trends and other inefficiencies. The Sub‑Adviser considers such trends to be the result of regular correlation in financial markets in which past price movements influence future price behavior. Although price trends vary in their intensity, duration and frequency, they typically recur across sectors and markets. The Sub‑Adviser believes trends are an attractive focus for active trading styles applied across a range of global markets.
Trend-Following Strategy: The Fund’s trend-following strategy seeks to identify and take advantage of certain trends in liquid futures and forwards markets. Under normal circumstances, the Fund will invest in futures and forwards derivative instruments, across equities, fixed income, commodities and foreign exchange markets. The Fund may invest in equity securities. The Sub‑Adviser employs a proprietary execution strategy in which the investment decision process is quantitative and primarily directional in nature, meaning that investment decisions are driven by mathematical models based on market trends and other historical relationships. The investment process develops and analyzes how strong a particular market trend is leaning and the direction of that trend. The Sub‑Adviser looks at multiple market indicators or “momentum signals,” to seek to identify market trends. The Sub‑Adviser will enter into derivative instruments in order to position the portfolio inversely to market volatility seeking to balance risk at market level, sector level and portfolio level. The Fund has flexibility to allocate its assets across all asset classes, market sectors, and instruments. The Sub‑Adviser considers the correlation of markets and sectors, expected returns, market access costs and market liquidity and will adjust the Fund’s portfolio when necessary to reflect changes in these factors. In implementing its investment program, the Fund may hold significant cash and cash equivalents from time to time.
Equity Strategy: The Sub‑Adviser employs a strategy of allocating to a combination of U.S. equity ETFs that replicate the performance of broad-based U.S. equity indexes, equity securities (or derivative equivalents) of companies within such indexes and futures contracts on U.S. equity indices. For the Fund’s direct investments in U.S. equity securities, the Fund will invest in large-capitalization U.S. equities. The Equity Strategy will provide strategic equity exposure and is not designed to capture macro trends.
Cayman Subsidiary: The Fund intends to gain exposure to the commodities futures markets by investing through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) that is advised by the Sub‑Adviser. The Fund will invest in the Subsidiary in a manner as permitted under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forward and swaps, and other investments and cash instruments to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary will generally invest in commodities futures contracts and other derivative instruments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as an RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements.